CUSTOMERS AND GEOGRAPHIC INFORMATION (Details) - Sales Revenue Goods Net [Member] - Affiliate Companies [Member]	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Customer [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	20.10%	21.60%
Customer Two [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues		14.40%